Activity that Occured for Level Three Assets (Detail) (Significant Unobservable Inputs (Level 3), USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013		May 31, 2012
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Balance at Beginning of Period	$ 43,569		$ 48,716
Actual Return on Plan Assets For Assets Still Held at Reporting Date	1,283		231
Actual Return on Plan Assets For Assets Sold During Year	924		(619)
Settlements	1,113	[1]	(3,998)	[1]
Transfers In/Out of Level 3	(2,731)		(761)
Balance at End of Period	$ 44,158		$ 43,569

[1]	Includes the impact of exchange rate changes during the year.